Related Party Payables (Details) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 20, 2024	Dec. 06, 2019	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Payables
Interest expense, net			$ 38,000	$ (73,000)	$ (353,000)	$ (255,000)
General and administrative			2,884,000	1,606,000	7,513,000	4,300,000
Related party | Management Agreement | Elauwit LLC
Related Party Payables
Management fee paid		$ 45,000
Term of agreement		3 years
Related party | Deferred Compensation Agreement | Key persons
Related Party Payables
Deferred compensation	$ 500,000					500,000
Interest rate on deferred salaries	3.25%
Interest expense, net			0	4,000	11,000	17,000
General and administrative			0	90,000	345,000	335,000
Related party | Deferred Compensation Agreement | Certain executives
Related Party Payables
Deferred compensation						100,000
Interest rate on deferred salaries	3.25%
Interest expense, net			$ 0	$ 1,000	$ 3,000	$ 4,000
Monthly compensation	$ 2,500